Deferred Income and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 96,803	$ 112,161
Revenue that was included in contract liability balance at beginning of period	36,800	11,700
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 96,800	$ 112,200